Insurance contracts and contingencies	12 Months Ended
Dec. 31, 2023
Insurance Contracts And Contingencies
Insurance contracts and contingencies

23	Insurance contracts and contingencies

a) Insurance contracts

The Company and its subsidiaries have a risk management program with the purpose of delimiting the risks, seeking in the market coverage compatible with its size and operations.

b) Legal proceedings and contingencies

The provisions related to labor, civil and taxes proceedings whose likelihood of loss is assessed as probable are as follows:

	Labor	Civil	Taxes	Total

Balances as of December 31, 2020	4,519	13,280	35,340	53,139
Business combinations	16,597	6,017	57,638	80,252
Additions	5,418	5,101	14,225	24,744
Reversals	(1,044)	(1,470)	(7,334)	(9,848)
Balances as of December 31, 2021	25,490	22,928	99,869	148,287
Additions	2,300	7,911	63,698	73,909
Reversals	(5,306)	(6,175)	(14,861)	(26,342)
Balances as of December 31, 2022	22,484	24,664	148,706	195,854
Business combination	64	88	-	152
Additions	3,424	5,875	9,037	18,336
Reversals (i)	(3,251)	(9,327)	(97,403)	(109,981)
Balances as of December 31, 2023	22,721	21,300	60,340	104,361

(i)	On August 10, 2023, Unigranrio entered into a tax amnesty program on interest and penalties to settle a tax proceeding with respect to ISS (tax on services) with the municipality of Rio de Janeiro, which result in a payment of R$14,819. The selling shareholders of Unigranrio agreed to pay R$5,438 regarding this matter, which was deducted from the accounts payable to selling shareholders. The Company had a provision of R$53,302 and an indemnification asset from the selling shareholders of R$20,000 (in light of the indemnification clauses as defined at acquisition of Unigranrio), in respect to such tax proceedings. The difference between the provision, indemnification asset and the actual paid amount was recorded as Other income (expenses), net on the consolidated statements of income and comprehensive income.

The major labor proceedings to which the Company is a party were filed by former employees or service providers seeking enforcement of labor rights allegedly not provided by us. The judicial proceedings relates to employment bonds (judicial proceedings filed by former service providers), overtime, premiums for hazardous workplace conditions, statutory severance, fines for severance payment delays, and compensation for workplace-related accidents.

The civil claims to which the Company is a party generally relate to consumer claims, including those related to student complaints.

The tax claims to which the Company is party are mostly tax foreclosures filed by Brazilian federal and municipal tax authorities.

There are other civil, labor, taxes and social security proceedings assessed by Management and its legal counsels as possible risk of loss, for which no provisions are recognized, as follows:

	2023	2022

Labor	32,683	13,914
Civil	51,319	59,603
Taxes and social security	5,669	4,931
	89,671	78,448

The Company has judicial deposits, related to taxes, civil and labor proceedings, recorded in other assets (non-current) in the amount of R$14,187 as of December 31, 2023 (December 31, 2022: R$12,693).

Under the terms of the Share Purchase and Sale Agreements ("Agreements") between the Company and the selling shareholders of the subsidiaries acquired, the Company assesses that the selling shareholders are exclusively responsible for any provisions (including labor, tax and civil), which are or will be the subject of a claim by any third party, arising from the act or fact occurred, by action or omission, prior to or on the closing dates of the acquisitions.

Considering that the provisions for legal proceedings recorded by the Company that result from causes arising from events occurring prior to the closing dates of the acquisitions, any liability for the amounts to be disbursed, in case of their effective materialization in loss, belongs exclusively to the selling shareholders. In this context, the Agreements state that the Company and its subsidiaries are indemnified and therefore exempt from any liability related to said contingent liabilities and, therefore, the provision amounts related to such contingencies are presented in the non-current liabilities and the correspondent amount of R$81,855 (December 31, 2022: R$145,300) is presented in non-current other assets.